Unaudited Condensed Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	¥ (26,516)	$ (3,649)	¥ (7,178)	¥ (25,466)	$ (3,587)	¥ (57,667)	¥ (49,064)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	2,640	363	1,319	2,607	367	2,093	1,773
Amortization of right-of-use assets	2,800	385	2,762	5,719	806	5,611	3,448
Expected credit losses	(531)	(73)	2,086
Loss from investments	264	36
Loss on termination of right-of-use assets						1,750
Allowance for doubtful accounts				1,196	168	9,801
Loss on impairment of property, plant and equipment				1,896	267
Loss on impairment of inventory						180
Loss on impairment of long-term investment				100	14
Share of loss in equity method investee				94	13	39
Changes in operating assets and liabilities:
Accounts receivables	(2,805)	(386)	933	(14,168)	(1,996)	(1,424)	(181)
Inventories	(643)	(88)	(1,149)	107	15	7,810	(13,250)
Advance to suppliers	(38)	(5)	(10,853)	(3,929)	(554)	61,085	(71,148)
Other current assets	3,145	433	(5,451)	(21,228)	(2,989)	(23,023)	(6,968)
Amount due from related parties	(264)	(36)	(55)	(22)	(3)	84	843
Other non-current assets	(4,342)	(597)		30	4		(68)
Accounts payables	7,903	1,086	2,053	(899)	(127)	1,331	8,488
Accrued expenses and other payables	(6,144)	(846)	(3,304)	(15,106)	(2,129)	32,160	2,184
Income tax payables			1,351	2,621	369	(3)	2,582
Advance from customers	(1,238)	(170)	1,655	(721)	(101)	(50,420)	44,964
Amount due to related parties	(5,140)	(707)	11,012	5,180	731	140	(589)
Operating lease liabilities	(865)	(119)	(1,184)	(3,453)	(486)	(2,439)	(5,243)
Net cash used in operating activities	(31,774)	(4,373)	(6,003)	(65,442)	(9,218)	(12,892)	(82,229)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property, plant and equipment				(881)	(124)	(7,769)	(9,573)
Purchases of intangible assets						(31)	(1,423)
Loans provided to third parties				(33,255)	(4,684)	(3,859)	(17,046)
Received from refundable deposit for investment				7,409	1,044	2,122	3,614
Prepayment				(42,599)	(6,000)
Loans provided to related parties							(886)
Purchases of property and equipment	(349)	(48)	972
Loans repayments from third parties	13,822	1,902	5,307				555
Return of long-term investments			20
Payment for deferred consideration in relation to investment				(3,000)	(423)
Decrease/(increase) in long-term investments				(11,750)	(1,655)	(1,850)	10,000
Net cash provided by investing activities	13,473	1,854	6,299	(84,076)	(11,842)	(11,387)	(14,759)
CASH FLOWS FROM FINANCING ACTIVITIES
Capital contribution by non-controlling shareholders				5,000	704	5,000	999
Loans received from a third party				15,006	2,114		998
Loans received from long-term bank borrowing							10,000
Capital contribution by controlling shareholders	23,077	3,176	5,000
Capital contribution from issuance of ordinary shares			97,653	156,197	22,000
Repayments of short-term bank borrowing							(3,000)
Proceeds from short-term bank borrowing				5,000	704
Repayments of long-term bank borrowing				(500)	(70)	(500)
Repayments of loan payable	(500)	(69)		(1,300)	(183)		(13,000)
Net cash provided by financing activities	22,577	3,107	102,653	179,403	25,269	4,500	(4,003)
Net increase in cash and cash equivalents and restricted cash	4,276	588	102,949	29,885	4,209	(19,779)	(100,991)
Effects of exchange rate changes				446	63
Cash and cash equivalents and restricted cash at beginning of year	36,239	4,987	5,908	5,908	832	25,687	126,678
Cash and cash equivalents and restricted cash at end of year	40,515	5,575	108,857	36,239	4,987	5,908	25,687
Supplemental disclosures of non-cash activities:
Right-of-use assets obtained in exchange for new operating lease liabilities			331	4,698	661	6,603	8,538
Cancellation of capital contribution	16,037	2,207
Derecognition of right-of-use assets						7,408
Derecognition of lease liabilities						5,658
Issue of share for right-of-use assets				3,428	483
Previously Reported
CASH FLOWS FROM FINANCING ACTIVITIES
Cash and cash equivalents and restricted cash at beginning of year	¥ 36,239	$ 5,104	¥ 5,908	5,908		25,687
Cash and cash equivalents and restricted cash at end of year				¥ 36,239	$ 5,104	¥ 5,908	¥ 25,687